Note 14 - Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Stockholders Equity [Table Text Block]
	Number of Shares	Preferred Shares Amount	Dividends paid-in-kind	Total
Balance, January 1, 2020	15,387	14,602,098	119,567	14,721,665
Dividends declared	1,219	-	1,219,048	1,219,048
Balance, December 31, 2020	16,606	14,602,098	1,338,615	15,940,713
Redemption of Preferred shares	(16,606)	(15,267,385)	(1,338,615)	(16,606,000)
Preferred deemed dividend	-	665,287	-	665,287
Balance, December 31, 2021 and 2022	-	-	-	-